Commitments and Contingencies (Details)			1 Months Ended
	Jan. 10, 2023 USD ($)	Jan. 10, 2023 CNY (¥)	Apr. 28, 2022 USD ($)	Apr. 28, 2022 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Debt dispute			$ 67,801	¥ 491,647
Payments of debt	$ 67,801	¥ 491,647